                  [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

DAVID S. GOLDSTEIN
DIRECT LINE: 202.383.0606
Internet: david.goldstein@sablaw.com


                                February 15, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:   MLIG VARIABLE INSURANCE TRUST
            FILE NOS. 333-83074 AND 811-21038

Commissioners:

      On behalf of the MLIG Variable Insurance Trust (the "Trust"), attached for filing with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the "1933 Act"), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940, is a conformed electronic format copy of post-effective amendment number 6 to the Trust's Form N-1A registration statement referenced above (the "Amendment"). The Amendment has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

      The Amendment is being filed for the purpose of adding the Roszel/JP Morgan Multi-Cap Market Neutral Portfolio to the Trust. The Amendment only reflects one of the Trust's two prospectuses. Financial statements and the remaining prospectus will be added by an additional post-effective amendment filed under paragraph (b) of Rule 485 under the 1933 Act.

      If you have any questions of comments, please call the undersigned at the above number or Cynthia Reid at (202) 383-0472.

                              Sincerely,


                              /s/ David S. Goldstein
                              David S. Goldstein

Attachment

cc:   Frances C. Grabish, Esq. (MLIG)
      Kirsty Lieberman, Esq. (MLIG)
      Gregory Pickard, Esq. (JP Morgan)
      Christopher Palmer, Esq. (Goodwin Procter LLP)